Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Borrowings
Note 9:	Short-term Borrowings

Short-term borrowings consist of securities sold under agreements to repurchase totaling $6,517,750 and $4,018,235 at December 31, 2011 and 2010, respectively.

Securities sold under agreements to repurchase consist of obligations of the Company to other parties.  The obligations are secured by investments and such collateral is held by the Company.  The maximum amount of outstanding agreements at any month end during 2011 and 2010 totaled $6,517,750 and $4,018,235, respectively, and the monthly average of such agreements totaled $4,541,552 and $3,152,340 for 2011 and 2010, respectively.  The agreements at December 31, 2011, are all for overnight borrowings.